STOCKHOLDERS' EQUITY (Details 5) - Exercise Price Dollar 0.40 [Member] - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Number Outstanding	100,000	100,000
Weighted Average Remaining Contractual life in years	8 years 6 months	9 years
Weighted Average Exercise Price	$ 0.40	$ 0.40
Number of shares exercisable	100,000	100,000
Weighted Average Exercise Price	$ 0.4	$ 0.4
Weighted Average Remaining Contractual life in years	8 years 6 months	9 years